EARNINGS PER UNIT	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER UNIT
EARNINGS PER UNIT
The following table presents details on EPU.

Three months ended March 31, 2013
(Dollars in thousands, except per-unit amounts)
Net income	$13,067
Less: net income attributable to SMP Holdings	587
Net income attributable to partners	12,480
Less: net income attributable to general partner	250
Net income attributable to limited partners	$12,230

Net income attributable to common units	$6,115

Weighted-average common units outstanding – basic	24,412,427
Earnings per common unit – basic	$0.25

Weighted-average common units outstanding – diluted	24,455,603
Earnings per common unit – diluted	$0.25

Net income attributable to subordinated units	$6,115

Weighted-average subordinated units outstanding – basic and diluted	24,409,850
Earnings per subordinated unit – basic and diluted	$0.25

The weighted-average number of units used to calculate diluted earnings per common limited partner unit includes the effect of 145,269 phantom units granted in March 2013 to certain key employees pursuant to the 2012 Long-Term Incentive Plan (the "LTIP") as well as an aggregate of 131,558 phantom and restricted units granted in 2012 (see Note 8).